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Seven Canyons World Innovators Fund
FUND SUMMARY Seven Canyons World Innovators Fund (the "Fund")
Investment Objective
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Seven Canyons World Innovators Fund - USD ($)	Investor Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%
Exchange Fee	none	none
Maximum Account Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Seven Canyons World Innovators Fund		Investor Class	Institutional Class
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		none	none
Total Other Expenses		0.44%	0.44%
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		1.98%	1.98%
Fee Waiver and Expense Reimbursement	[1]	(0.19%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.79%	1.59%
[1]	Seven Canyons Advisors, LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 1.75% and 1.55% of the Fund's average daily net assets for the Investor Class and the Institutional Class, respectively. This agreement is in effect through January 31, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the Fund's expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund is not obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Seven Canyons World Innovators Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	182	603	1,049	2,288
Institutional Class	162	584	1,031	2,272

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2019, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in domestic and foreign growth companies that the Adviser believes are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed. Under normal market conditions, the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, the Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States. The Fund regards a company as being tied economically to a country other than the U.S. if, at the time of purchase, the company has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

The Adviser will use a process of "bottom-up" fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, the Adviser expects to invest a significant portion of the Fund's assets in early stage companies and small- to mid-size companies with market capitalizations of less than US$5 billion at the time of purchase.

The Adviser has defined two broad categories that it believes are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.

The Fund may invest a large percentage of its assets in a few sectors. The current list of recognized sectors includes consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund's investments may decline in value even when the overall stock market is not in a general decline.

Equity Securities Risk. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund's holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Smaller Company Stock Risk. Small- and mid-cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund's shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as, consumer and household durables, hotels, restaurants, media, retailing, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics and consumer tastes, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices. The media industry can be significantly affected by technological advances and government regulation.

Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.

Energy Sector Risk. The energy sector includes companies in energy equipment and services, and oil, gas and consumable fuels industry groups. The value of companies in these industry groups is particularly vulnerable to developments in the energy sector, fluctuations in the price and supply of energy fuels, energy conservation, the supply of, and demand for, specific energy-related products or services, and tax policy and other government regulation. Oil and gas companies develop and produce crude oil and natural gas and provide related resources such as production and distribution related services. Stock prices for oil and gas companies in particular are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the energy stocks in which the Fund invests and the Fund's performance. Oil and gas exploration and production companies can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, and the companies may be at risk for environmental damage claims.

Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies may be affected by extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets may be affected by extensive governmental regulation, economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates and environmental clean-up.

Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, pharmaceuticals, and biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceutical, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies.

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the software industry. Additionally, the success of companies in the software industry is subject to the continued demand for internet services.

Materials Sector Risk. The materials sector includes companies in the chemicals, construction materials, containers and packaging, paper products, and mining industry groups. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Mining could be affected by supply and demand and operational costs.

High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many mutual funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund's returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor's after-tax return.

Real Estate Sector Risk. The real estate sector includes companies involved in real estate management and development and issuers of REITs. Securities of companies in the real estate sector may be adversely affected by, among other things, rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.

Telecommunication Services Sector Risk. The telecommunications services sector includes diversified telecommunications services and wireless telecommunication services. The telecommunications services industry is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.

Utilities Sector Risk. The utilities sector includes electric utilities, gas utilities, water utilities, multi-utilities (electric, gas and water), and independent power and renewable electricity producers. Companies in the utilities sector are affected by supply and demand, consumer incentives, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility company stocks may have an inverse relationship to the movement of interest rates. Also, certain utility companies have experienced full or partial deregulation in recent years, which may permit them to diversify outside of their original geographic regions and their traditional lines of business. Conversely, companies that remain heavily regulated may be at a competitive disadvantage, making them less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable and may have an adverse impact on profitability. Utility companies are subject to the high cost of borrowing to finance capital construction during inflationary periods, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The Fund was organized as a successor to the Wasatch World Innovators Fund (the "Predecessor Fund"), a series of Wasatch Funds Trust. The Predecessor Fund was reorganized with and into the Fund on September 10, 2018. The Fund has adopted the historical performance of the Predecessor Fund. Josh Stewart and Samuel Stewart, two portfolio managers for the Fund, also served as the portfolio managers for the Predecessor Fund, which had an identical investment objective and substantially similar investment strategies as the Fund. The performance shown for periods prior to September 10, 2018 reflects the performance of the Predecessor Fund's Investor Class shares. The table compares the Predecessor Fund's average annual returns for the periods prior to September 10, 2018 and the Fund's average annual returns for the periods indicated thereafter to broad-based securities market indices. The performance of the Predecessor Fund is not the performance of the Fund, and is not necessarily indicative of the Fund's future performance. If the Predecessor Fund's investment manager and/or its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund's returns would have been different. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at no cost by at www.sevencanyonsadvisors.com or by calling 1-833-7-CANYON (833-722-6966).

Annual Total Returns (For years ended 12/31) - Investor Class

Best and Worst Quarterly Returns
Best — 3/31/2012	15.17%
Worst — 12/31/2018	-15.27%

Average Annual Total Returns — (as of 12/31/19)
Average Annual Total Returns - Seven Canyons World Innovators Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		20.42%	9.30%	11.92%
Investor Class | After Taxes on Distributions		20.27%	6.36%	9.99%
Investor Class | After Taxes on Distributions and Sales		12.20%	6.83%	9.56%
Institutional Class		20.60%			12.60%	Feb. 01, 2016
MSCI All Country Ex-US Small Cap Index (reflects no deductions for fees, expenses or taxes)	[1],[2]	22.42%	7.04%	6.92%
MSCI ACWI (All Country World Index) IMI (Investable Market Index) (reflects no deductions for fees, expenses or taxes)	[2],[3]	26.35%	8.34%	8.91%
[1]	Effective January 28, 2020, the Fund changed its primary benchmark to the MSCI All Country Ex-US Small Cap Index from the MSCI ACWI (All Country World Index) IMI. The Adviser believes that the MSCI All Country Ex-US Small Cap Index provides a more appropriate comparison for evaluating the Fund's performance. The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.
[3]	The MSCI ACWI (All Country World Index) IMI (Investable Market Index) is designed to measure the equity market performance of large, mid, and small cap securities across developed and emerging markets throughout the world.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional shares will vary from those shown for Investor Class shares due to varying expenses among the classes.